Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.02%	24.50%	(20.42%)	29.88%	25.02%	39.46%
Pacer Data & Infrastructure Real Estate ETF | Pacer Data & Infrastructure Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.55%	6.97%	(31.77%)	22.00%	12.04%	41.76%